Updating Summary Prospectus

May 1, 2023

Foundation

Flexible Premium Variable Deferred Annuity Contracts

for contracts issued prior to May 1, 2003, or prior to the date on which state insurance authorities approved applicable contract modifications

Genworth Life & Annuity VA Separate Account 1

Issued by:

Genworth Life and Annuity Insurance Company

This Updating Summary Prospectus provides certain updating information about Foundation, a flexible premium variable deferred annuity contract (the “contract” or “contracts”) issued by Genworth Life and Annuity Insurance Company (the “Company,” “we,” “us” or “our). This Updating Summary Prospectus applies to Foundation contracts issued prior to May 1, 2003, or prior to the date on which state insurance authorities approved applicable contract modifications. The contract is no longer offered or sold.

The statutory prospectus for the contract contains more information about the contract, including features, benefits, and risks. You can find the current prospectus and other information about the contract online at www.genworth.com/FoundationPre. You can also obtain this information at no cost by calling our Home Office at (800) 352-9910.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at investor.gov.

The Securities and Exchange Commission has not approved or disapproved the contract or determined that this prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

18891CBUSP 05/01/23

UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this Updating Summary Prospectus is a summary of certain contract features that have changed since you last received the prospectus dated May 1, 2022. This may not reflect all of the changes that have occurred since you entered into your contract:

•	On December 12, 2022, the Board of Trustees of JPMorgan Insurance Trust approved a proposal to reorganize each of its portfolios into a newly organized series of Lincoln Variable Insurance Products Trust, and shareholders of the portfolios voted on and approved the transactions on or about March 15, 2023. The changes are expected to take place on or about May 1, 2023, and are reflected in “Appendix A – Portfolios Available Under the Contract.”

•	For changes in the names of certain Portfolios, please refer to “Appendix A – Portfolios Available Under the Contract.”

•	For updated Portfolio expense information, please refer to “Important Information You Should Consider About the Contract” and “Appendix A – Portfolios Available Under the Contract.”

•	For updated Portfolio performance information, please refer to “Appendix A – Portfolios Available Under the Contract.”

•	For updates to the Asset Allocation Models available under your contract, please refer to “Asset Allocation Program – Model Update.”

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

Fees and Expenses		Location in Prospectus
Charges for Early Withdrawals

If you withdraw money from your contract within six years following your last premium payment, you may be assessed a surrender charge of up to 6% of the value of the premium payment withdrawn.

For example, if you purchased the contract and withdrew a $100,000 initial premium payment sooner than one complete year after making the payment, you could be assessed a surrender charge of up to $6,000 on the premium payment withdrawn.

Fee Tables Charges and Other Deductions — Surrender Charge
Transaction Charges	In addition to surrender charges, the investor may also be charged for other transactions. We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge of $10 for each transfer among the Subaccounts after the first transfer in the calendar month.	Fee Tables Charges and Other Deductions — Other Charges
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected.	Fee Tables Charges and Other Deductions

Annual Fee	Minimum	Maximum
Base contract[1]	1.50%	1.70%
Investment options (Portfolio fees and expenses)[2]	0.51%	1.27%
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.20%	0.25%

[1]	The minimum base contract expense consists of a mortality and expense risk charge of 1.35% that is assessed if the Annuitant (and Joint Annuitant, if any) is age 70 or younger at issue, and an administrative expense charge of 0.15%. The maximum base contract expense consists of a mortality and expense risk charge of 1.55% that is assessed if either Annuitant is over age 70 at issue, and an administrative expense charge of 0.15%. Each of these charges is assessed as a percentage of average daily net assets in the Separate Account.

[2]	As a percentage of Portfolio assets. These expenses are as of December 31, 2022, and will vary from year to year.

[3]	The minimum fee is the current fee for the Optional Enhanced Death Benefit Rider, which is assessed as a percentage of the the average Contract Value for the prior contract year. The maximum fee is the current fee for the Optional Death Benefit Rider, which is assessed as a percentage of the Contract Value at the time of the deduction.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost:	Highest Annual Cost:
$2,129	$3,236
Assumes:	Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Least expensive combination of contract classes and Portfolio fees and expenses

•  No optional benefits

•  No sales charges

•  No additional premium payments, transfers, or withdrawals

•  Investment of $100,000

•  5% annual appreciation

•  Most expensive combination of contract classes, optional benefits and Portfolio fees and expenses

•  No sales charges

•  No additional premium payments, transfers, or withdrawals

Risks		Location in Prospectus
Risk of Loss	• You can lose money by investing in this contract.	Principal Risks of Investing in the Contract The Contract — Valuation of Accumulation Units
Not a Short-Term Investment

•  This contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

•  A surrender charge can apply whenever you make a withdrawal of premium payments less than six completed years after we received the premium payment.

•  The benefits of tax deferral mean that the contract is more beneficial to investors with a long time horizon.

Principal Risks of Investing in the Contract Charges and Other Deductions
Risks Associated with Investment Options

•  An investment in this contract is subject to the risk of poor investment performance, which can vary depending on the performance of the investment options available under the contract (e.g., the Portfolios).

•  Each Portfolio (and the Guarantee Account) has its own unique risks.

•  You should review the prospectuses for the Portfolios and the section of this prospectus concerning the Guarantee Account before making an investment decision.

Principal Risks of Investing in the Contract The Guarantee Account Appendix A — Portfolios Available Under the Contract

Risks		Location in Prospectus
Insurance Company Risks

•  An investment in the contract is subject to the risks related to the Company, including that any obligations (including under the Guarantee Account), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, can be obtained by calling our Home Office at (800) 352-9910 or writing to us at 6610 West Broad Street, Richmond, Virginia 23230.

Principal Risks of Investing in the Contract The Company

Restrictions		Location in Prospectus
Investments

•  We reserve the right, subject to applicable law, to make additions, deletions, and substitutions for the Portfolios of the Funds.

•  For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation.

•  We reserve the right to limit transfers if frequent or large transfers occur, and to limit transfers from the Subaccounts to the Guarantee Account.

The Separate Account — Subaccounts The Guarantee Account Transfers
Optional Benefits

•  We reserve the right to modify certain of our optional benefits. For example, we reserve the right to discontinue the Portfolio Balancing program or new Dollar Cost Averaging programs, or to modify such programs at any time and for any reason.

Transfers

Taxes		Location in Prospectus
Tax Implications	• You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.	Tax Matters

Taxes	Location in Prospectus

•  If you purchase the contract through a qualified retirement plan or individual retirement account (IRA), you do not receive any additional tax benefit.

•  Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

Conflicts of Interest	Location in Prospectus
Investment Professional Compensation

•  Your registered representative may receive compensation for selling this contract to you in the form of cash compensation (e.g., commissions), non-cash compensation (e.g., conferences, trips, prizes, and awards), and special marketing allowances.

•  The prospect of receiving such compensation may create an incentive for selling firms and/or their registered representative to sell you this contract versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.

Sale of the Contracts
Exchanges

•  Some investment professionals may have a financial incentive to offer you the contract in place of the one you own. Similarly, some investment professionals may have a financial incentive to offer you a different contract in place of this one. You should only exchange your current contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.

Sale of the Contracts

ASSET ALLOCATION PROGRAM—MODEL UPDATE

Effective after the close of business July 21, 2023, Asset Allocation Models A, B, C, D and E under the Asset Allocation Program will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the following pages.

Please refer to your contract and, specifically, the “Asset Allocation Program” section of your variable annuity prospectus for more information about the Asset Allocation Program and your options regarding updates to the Asset Allocation Models. In addition, if you have invested in an optional living benefit rider, please refer to your contract and your variable annuity prospectus for information regarding the Investment Strategy required for your living benefit rider.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables that follow.

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

Current through July 21, 2023

	Portfolios	Model A	Model B	Model C	Model D	Model E
Equities
Large Cap Blend	Invesco V.I. Main Street Fund® — Series II shares	3.0%	10.0%	14.0%	17.0%	24.0%
	LVIP JPMorgan U.S. Equity Fund — Standard Shares	4.0%	10..0%	14.0%	18.0%	24.0%
Large Cap Growth	AB VPS Large Cap Growth Portfolio — Class B	1.0%	2.0%	3.0%	4.0%	5.0%
	American Century VP International Fund — Class I	1.0%	1.0%	2.0%	3.0%	3.0%
	DWS Capital Growth VIP — Class B Shares	1.0%	1.0%	2.0%	3.0%	3.0%
	Fidelity® VIP Contrafund® Portfolio — Service Class 2	1.0%	1.0%	2.0%	3.0%	3.0%
	Franklin Large Cap Growth VIP Fund — Class 2 Shares	1.0%	1.0%	2.0%	3.0%	3.0%
	Invesco V.I. American Franchise Fund — Series I shares	1.0%	1.0%	2.0%	3.0%	3.0%
	Invesco V.I. Capital Appreciation Fund — Series II shares	1.0%	1.0%	2.0%	3.0%	3.0%
	MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	1.0%	3.0%	3.0%	4.0%	6.0%
Large Cap Value	AB VPS Relative Value Portfolio — Class B	1.0%	1.0%	2.0%	3.0%	3.0%
	American Century VP Disciplined Core Value Fund — Class I	1.0%	3.0%	4.0%	5.0%	7.0%
	American Century VP Value Fund — Class I	1.0%	2.0%	3.0%	4.0%	5.0%
	Fidelity® VIP Equity-Income PortfolioSM — Service Class 2	1.0%	2.0%	3.0%	4.0%	5.0%
	Franklin Mutual Shares VIP Fund — Class 2 Shares	1.0%	1.0%	2.0%	3.0%	3.0%

Total % Equities		20%	40%	60%	80%	100%

Fixed Income
Core	LVIP JPMorgan Core Bond Fund — Standard Shares	24.0%	17.0%	12.0%	5.0%	0.0%
Short Duration	PIMCO VIT Low Duration Portfolio — Administrative Class Shares	24.0%	18.0%	12.0%	6.0%	0.0%
Inflation Adjusted	American Century VP Inflation Protection Fund — Class II	20.0%	15.0%	10.0%	5.0%	0.0%
High Yield	PIMCO VIT High Yield Portfolio — Administrative Class Shares	6.0%	5.0%	3.0%	2.0%	0.0%
Floating Rate	Eaton Vance VT Floating-Rate Income Fund	6.0%	5.0%	3.0%	2.0%	0.0%

Total % Fixed Income		80%	60%	40%	20%	0%

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

Effective after the close of business on July 21, 2023

	Portfolios	Model A	Model B	Model C	Model D	Model E
Equities
Mid Cap Value	LVIP JPMorgan Mid Cap Value Fund — Standard Shares	1.0%	2.0%	3.0%	4.0%	5.0%
Large Cap Growth	AB VPS Large Cap Growth Portfolio — Class B	1.0%	2.0%	3.0%	4.0%	5.0%
	American Century VP International Fund — Class I	1.0%	2.0%	3.0%	4.0%	5.0%
	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares	5.0%	8.0%	13.0%	18.0%	21.0%
	DWS Capital Growth VIP — Class B Shares	1.0%	2.0%	3.0%	4.0%	5.0%
	Fidelity® VIP Contrafund® Portfolio — Service Class 2	1.0%	3.0%	4.0%	5.0%	7.0%
	Invesco V.I. American Franchise Fund — Series I shares	1.0%	2.0%	3.0%	4.0%	5.0%
	Invesco V.I. Capital Appreciation Fund — Series II shares	1.0%	2.0%	3.0%	4.0%	5.0%
	LVIP JPMorgan U.S. Equity Fund — Standard Shares	4.0%	8.0%	12.0%	16.0%	20.0%
	MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	1.0%	2.0%	3.0%	4.0%	5.0%
Large Cap Value	AB VPS Relative Value Portfolio — Class B	1.0%	2.0%	3.0%	4.0%	5.0%
	American Century VP Value Fund — Class I	1.0%	3.0%	4.0%	5.0%	7.0%
	Franklin Mutual Shares VIP Fund — Class 2 Shares	1.0%	2.0%	3.0%	4.0%	5.0%

Total % Equities		20%	40%	60%	80%	100%

Fixed Income
Medium Duration	LVIP JPMorgan Core Bond Fund — Standard Shares	20.0%	15.0%	10.0%	5.0%	0.0%
Short Duration	PIMCO VIT Low Duration Portfolio — Administrative Class Shares	20.0%	14.0%	10.0%	4.0%	0.0%
Treasury Inflation Protected Securities	American Century VP Inflation Protection Fund — Class II	20.0%	15.0%	10.0%	5.0%	0.0%
High Yield	PIMCO VIT High Yield Portfolio — Administrative Class Shares	14.0%	11.0%	7.0%	4.0%	0.0%
Floating Rate	Eaton Vance VT Floating-Rate Income Fund	6.0%	5.0%	3.0%	2.0%	0.0%

Total % Fixed Income		80%	60%	40%	20%	0%

DEFINITIONS

Accumulation Unit — An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant — The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Contract Value — The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Fund — Any open-end management investment company or any unit investment trust in which the Separate Account invests.

Guarantee Account — Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

Home Office — Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

Portfolio — A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective.

Separate Account — Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount — A division of the Separate Account which invests exclusively in shares of a designated Portfolio. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Appendix A — Portfolios Available Under the Contract

The following is a list of Portfolios currently available under the contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.genworth.com/FoundationPre. You can also request this information at no cost by calling (800) 352-9910. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios.

The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance. You may obtain updated Portfolio performance information by calling (800) 352-9910.

			Average Annual Total Returns (as of 12/31/2022)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
Moderate Allocation	AB VPS Balanced Hedged Allocation Portfolio — Class B AllianceBernstein, L.P.	0.97%*	-19.17%	2.06%	5.37%
US Equity Large Cap Growth	AB VPS Large Cap Growth Portfolio — Class B AllianceBernstein, L.P.	0.90%	-28.69%	11.26%	14.79%
US Equity Large Cap Value	AB VPS Relative Value Portfolio — Class B (formerly, AB VPS Growth and Income Portfolio — Class B) AllianceBernstein, L.P.	0.84%	-4.42%	7.82%	11.09%
US Equity Large Cap Growth	Invesco V.I. American Franchise Fund — Series I shares Invesco Advisers, Inc.	0.86%	-31.11%	7.66%	11.64%
US Equity Large Cap Growth	Invesco V.I. Capital Appreciation Fund — Series II shares Invesco Advisers, Inc.	1.05%*	-30.96%	8.00%	10.81%
Real Estate Sector Equity	Invesco V.I. Global Real Estate Fund — Series II shares Invesco Advisers, Inc. (subadvised by Invesco Asset Management Limited)	1.27%	-25.14%	-1.16%	2.22%
US Equity Large Cap Blend	Invesco V.I. Main Street Fund® — Series II shares Invesco Advisers, Inc.	1.05%*	-20.31%	6.89%	10.49%
US Equity Small Cap	Invesco V.I. Main Street Small Cap Fund® —Series II shares Invesco Advisers, Inc.	1.12%	-16.04%	6.74%	10.60%
US Equity Large Cap Value	VP Disciplined Core Value Fund — Class I American Century Investment Management, Inc.	0.71%	-12.74%	6.85%	10.63%
US Fixed Income	VP Inflation Protection Fund — Class II American Century Investment Management, Inc.	0.77%	-13.08%	1.38%	0.67%
Global Equity Large Cap	VP International Fund — Class I American Century Investment Management, Inc.	1.10%*	-24.75%	2.32%	4.95%
US Equity Large Cap Growth	VP Ultra® Fund — Class I American Century Investment Management, Inc.	0.76%*	-32.38%	11.10%	14.12%
US Equity Large Cap Value	VP Value Fund — Class I American Century Investment Management, Inc.	0.73%*	0.54%	7.85%	10.59%

			Average Annual Total Returns (as of 12/31/2022)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
US Equity Mid Cap	BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares BNY Mellon Investment Adviser, Inc. (subadvised by Newton Investment Management (North America) Limited)	0.80%*	-14.08%	3.50%	8.87%
US Equity Large Cap Blend	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares BNY Mellon Investment Adviser, Inc. (subadvised by Newton Investment Management (North America) Limited)	0.68%	-22.87%	9.33%	11.36%
US Money Market	BNY Mellon Variable Investment Fund — Government Money Market Portfolio BNY Mellon Investment Adviser, Inc.	0.55%	1.26%	0.88%	0.48%
US Equity Large Cap Growth	DWS Capital Growth VIP — Class B Shares DWS Investment Management Americas, Inc.	0.76%	-30.91%	9.51%	12.95%
US Equity Large Cap Value	DWS CROCI® U.S. VIP — Class B Shares DWS Investment Management Americas, Inc.	1.02%*	-15.67%	1.99%	5.59%
US Equity Small Cap	DWS Small Mid Cap Value VIP — Class B Shares DWS Investment Management Americas, Inc.	1.18%*	-16.14%	1.77%	6.84%
US Fixed Income	VT Floating-Rate Income Fund Eaton Vance Management	1.17%	-2.74%	1.93%	2.52%
US Equity Large Cap Growth	VIP Contrafund® Portfolio — Service Class 2 Fidelity Management & Research Company (FMR) (subadvised by FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR HK), and Fidelity Management & Research (Japan) Limited (FMR Japan))	0.85%	-26.49%	8.39%	11.15%
US Equity Large Cap Value	VIP Equity-Income PortfolioSM — Service Class 2 FMR (subadvised by FMR UK, FMR HK, and FMR Japan)	0.76%	-5.25%	7.88%	9.91%
US Equity Mid Cap	VIP Mid Cap Portfolio — Service Class 2 FMR (subadvised by FMR UK, FMR HK, and FMR Japan)	0.86%	-14.97%	5.68%	9.69%
Moderate Allocation	Franklin Allocation VIP Fund — Class 2 Shares Franklin Advisers, Inc. (subadvised by Franklin Templeton Institutional, LLC, Templeton Global Advisors Limited, Brandywine Global Investment Management, LLC, ClearBridge Investments, LLC, Western Asset Management Company, LLC, and Western Asset Management Company Limited)	0.82%*	-16.00%	2.57%	5.56%
Cautious Allocation	Franklin Income VIP Fund — Class 2 Shares Franklin Advisers, Inc.	0.71%	-5.47%	4.30%	5.51%
US Equity Large Cap Growth	Franklin Large Cap Growth VIP Fund — Class 2 Shares Franklin Advisers, Inc.	1.10%	-36.54%	7.01%	10.43%
Aggressive Allocation	Franklin Mutual Shares VIP Fund — Class 2 Shares Franklin Mutual Advisers, LLC	0.94%	-7.43%	3.15%	6.73%

			Average Annual Total Returns (as of 12/31/2022)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
Global Equity Large Cap	Templeton Foreign VIP Fund — Class 2 Shares Templeton Investment Counsel, LLC	1.09%*	-7.61%	-1.97%	1.47%
Global Equity Large Cap	Templeton Growth VIP Fund — Class 2 Shares Templeton Global Advisors Limited	1.12%*	-11.50%	-0.76%	-4.05%
US Fixed Income	LVIP JPMorgan Core Bond Fund — Standard Shares (formerly, JPMorgan Insurance Trust Core Bond Portfolio — Class 1) JPMorgan Investment Management Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.	0.51%	-12.58%	0.13%	1.07%
US Equity Mid Cap	LVIP JPMorgan Mid Cap Value Fund — Standard Shares (formerly, JPMorgan Insurance Trust Mid Cap Value Portfolio — Class 1) JPMorgan Investment Management Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.	0.73%	-8.16%	6.00%	9.98%
US Equity Small Cap	LVIP JPMorgan Small Cap Core Fund — Standard Shares (formerly, JPMorgan Insurance Trust Small Cap Core Portfolio — Class 1) JPMorgan Investment Management Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.	0.76%	-19.35%	4.07%	9.59%
US Equity Large Cap Blend	LVIP JPMorgan U.S. Equity Fund — Standard Shares (formerly, JPMorgan Insurance Trust U.S. Equity Portfolio — Class 1) JPMorgan Investment Management Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.	0.67%	-18.69%	10.25%	13.21%
US Fixed Income	MFS® Income Portfolio — Service Class Shares Massachusetts Financial Services Company	1.00%*	-13.85%	0.50%	1.80%
US Equity Large Cap Growth	MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares Massachusetts Financial Services Company	0.98%*	-19.45%	11.67%	13.01%
Moderate Allocation	MFS® Total Return Series — Service Class Shares Massachusetts Financial Services Company	0.86%*	-9.84%	4.91%	7.07%
US Fixed Income	High Yield Portfolio — Administrative Class Shares Pacific Investment Management Company LLC	0.76%	-10.28%	1.89%	3.53%
US Fixed Income	Low Duration Portfolio — Administrative Class Shares Pacific Investment Management Company LLC	0.67%	-5.74%	0.08%	0.42%
Moderate Allocation	Total Return V.I.S. Fund[1] — Class 3 Shares SSGA Funds Management, Inc.	0.95%	-16.72%	1.55%	4.61%

[1]	For contracts issued on or after May 1, 2006, only Class 3 Shares of the Total Return V.I.S. Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return V.I.S. Fund are available.

The following Portfolio is not available to contracts issued on or after May 1, 2006:

			Average Annual Total Returns (as of 12/31/2022)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
Moderate Allocation	Total Return V.I.S. Fund — Class 1 Shares SSGA Funds Management, Inc.	0.70%	-16.51%	1.81%	4.87%

*	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.

This Updating Summary Prospectus incorporates by reference all of the information contained in the statutory prospectus and the Statement of Additional Information, both dated May 1, 2023, as amended and supplemented. You can view copies of the prospectus and Statement of Additional Information online at www.genworth.com/FoundationPre, or you can obtain paper copies of those documents without charge by calling our Home Office at (800) 352-9910.

EDGAR Contract No. C000026713